U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin  53202

November 19, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	PROVIDENT MUTUAL FUNDS, INC., (the “Company”) (formerly known as FMI Mutual Funds, Inc.) File Nos.: 033-06836 and 811-04722

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 38 to the Company’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 40 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended). The sole series of the Company is the Provident Trust Strategy Fund (the “Fund”)(formerly known as the FMI Provident Trust Strategy Fund).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Company’s registration statement in relation to changes approved by the Fund’s shareholders at a special meeting held on August 24, 2012.  Besides changing the name of the Company, the shareholders approved a new advisory agreement between the Company and Provident Trust Company (the investment adviser to the Fund), elected four directors to the Board of Directors of the Company, approved changes to the Fund’s investment limitations and approved an amendment to the Company’s articles of incorporation.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective January 31, 2013.  At or before the effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information, and file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

Please direct any inquiries regarding this filing to me at (414) 765-5366.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Edward Paz
Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures